Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents (Note 5)	$ 5,192,628	$ 6,192,679
Restricted cash and cash equivalents (Note 5.1)	5,055	165,622
Accounts receivable - Net (Note 6)	1,358,227	1,003,793
Recoverable taxes (Note 13)	631,999	230,030
Creditable value added tax	272,325	43,160
Inventory	34,023	49,667
Other assets	221,792	160,905
Total current assets	7,716,049	7,845,856
NON-CURRENT ASSETS:
Land, furniture and equipment - Net (Note 7)	504,385	520,623
Intangible assets, airport concessions and goodwill - Net (Notes 1 and 8)	52,182,311	49,126,038
Receivable from third parties		23,364
Investment in joint venture accounted for by the equity method (Note 17.2f)	8,466
Total assets	60,411,211	57,515,881
CURRENT LIABILITIES:
Bank loans (Note 10)	808,515	238,235
Short term debt (Note 11)	330,235	311,372
Income taxes payable	29,933	211,083
Accounts payable and accrued expenses (Note 9)	1,598,404	1,799,330
Total current liabilities	2,767,087	2,560,020
NON-CURRENT LIABILITIES:
Bank loans (Note 10)	6,119,655	6,674,717
Long-term debt (Note 11)	6,641,941	6,488,569
Deferred income tax (Note 13)	3,165,145	3,004,584
Employee benefits	24,177	16,814
Total liabilities	18,718,005	18,744,704
STOCKHOLDERS' EQUITY (Note 12):
Capital stock	7,767,276	7,767,276
Capital reserves	13,445,231	13,171,105
Other comprehensive income	321,867	(218,788)
Retained earnings	12,131,610	10,438,563
Controlling interest	33,665,984	31,158,156
Non-Controlling interest	8,027,222	7,613,021
Total stockholders' equity	41,693,206	38,771,177
Total liabilities and stockholders' equity	$ 60,411,211	$ 57,515,881